Note 7 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity:
Stockholders' Equity

Common Stock

In the first six months of 2019, the Company issued 1,994,405 shares of common stock upon conversion of $1,045,453 in principal and interest on senior convertible notes.

Preferred Stock

On September 1, 2017, the Company designated 2,000,000 shares of Series J Preferred Stock. Shares of Series J Preferred Stock will have the same voting rights as shares of common stock with each share of Series J Preferred Stock entitled to one vote at a meeting of the shareholders of the Corporation. Shares of Series J Preferred Stock will not be entitled to receive any dividends, unless and until specifically declared by our board of directors. The holders of the Series J Preferred Stock will participate, on an as-if-converted-to-common stock basis, in any dividends to the holders of common stock. Each share of the Series J Preferred Stock is convertible into one share of our common stock at any time at the option of the holder.

On the same day, the Board issued 1,513, 548 of those shares in exchange for the cancellation of debt.  In the first quarter of 2019, it was discovered that a certificate of designation with respect to the Series J Preferred Stock had never been filed with the Office of the Secretary of State for the State of Delaware.  Legal research determined that despite the fact the Company had issued shares of Series J Preferred Stock, those shares had, in fact, never existed.

To remedy the situation, on April 4, 2019, the Company filed a certificate of designation with the Office of the Secretary State for the State of Delaware designating a series of preferred stock as Series J-1 Preferred Stock.  On April 19, 2019, the Company issued 2,353,548 of those shares.  The issuance was in lieu of the preferred stock that should have been issued on September 1, 2017, and in settlement for not receiving preferred stock until 20 months after the debt for which the stock was issued was cancelled. The Company reflected an expense in general and administrative costs in the quarter ended June 30, 2019 totaling $1,140,000.

The Shares are convertible into shares of common stock of the Registrant at the rate of $0.60 per share.  The issuance was exempt from the registration requirements of Section 5 of the Securities Act of 1933 pursuant to Section 4(2) of the same Act since the issuance of the Shares did not involve any public offering.

350,000 of the Series J shares of preferred stock had been previously converted into 350,000 shares of common stock in December 2017.

Stock Split

In July 2017, the Company approved a one for three hundred reverse stock split.

Common Shares

In July 2017, the Company amended its articles of incorporation to change the number of authorized common shares to 750,000,000 shares of $.001 par value stock.

Common Stock

On September 1, 2017, the Company entered into an Agreement and Plan of Merger whereby it acquired 100% of the issued and outstanding capital stock of Georgetown Translational Pharmaceuticals, Inc. (GTP). GTP is a biotechnology company focused on acquiring or discovering and patenting late-stage, de-risked, and close-to-market improved treatments for CNS disease (Neurology and Pain) and shepherding the products through the FDA approval process to the NDA. In exchange for the ownership of GTP, the Company issued a total of 16,927,878 shares of its common stock to the three prior owners of GTP which represents 33% of the issued and outstanding capital stock of the Company.

During the six months ended June 30, 2017 the Registrant has issued a total of 390,279 shares of common stock to a total of eleven entities or individuals in exchange for the cancellation of debt in the total amount of $2,025,000 and interest in the total amount of $486,000.

In August 2017, the Company issued a total of 17,287,625 shares of common stock in exchange for the cancellation of debt in the total amount of $17,141,000 and interest in the total amount of $4,693,000.

In August 2017, the Company issued 496,855 shares of common stock upon the exercise of warrants on a cashless basis.

In August 2017, the Company converted 25,000 Series H and 1,666,667 Series I shares of preferred stock into 5,327,734 shares of common stock.

In December 2017, the Company converted 350,000 Series J shares of preferred stock into 350,000 shares of common stock.

During the quarter ended September 30, 2018, the Company issued 110,000 shares of common stock upon conversion of $220,000 of senior convertible notes.

During the quarter ended December 31, 2018, the Company issued 52,500 shares of common stock upon conversion of $105,000 of senior convertible notes.

During the quarter ended December 31, 2018, the Company issued a total of 245,000 shares of Rule 144 restricted common stock in full settlement of outstanding legal matters, and 125,000 shares of Rule 144 restricted common stock in connection with consulting services.

Preferred Stock

The 96,230 shares of Series C preferred stock are convertible into 111 shares of the Company's common stock at the option of the holders at any time. The conversion ratio is based on the average closing bid price of the common stock for the fifteen consecutive trading days ending on the date immediately preceding the date notice of conversion is given, but cannot be less than .20 or more than ..2889 common shares for each Series C preferred share. The conversion ratio may be adjusted under certain circumstances such as stock splits or stock dividends. The Company has the right to automatically convert the Series C preferred stock into common stock if the Company lists its shares of common stock on the Nasdaq National Market and the average closing bid price of the Company's common stock on the Nasdaq National Market for 15 consecutive trading days exceeds $3,000.00. Each share of Series C preferred stock is entitled to the number of votes equal to .26 divided by the average closing bid price of the Company's common stock during the fifteen consecutive trading days immediately prior to the date such shares of Series C preferred stock were purchased. In the event of liquidation, the holders of the Series C preferred stock shall participate on an equal basis with the holders of the common stock (as if the Series C preferred stock had converted into common stock) in any distribution of any of the assets or surplus funds of the Company. The holders of Series C preferred stock are entitled to noncumulative dividends if and when declared by the Company's board of directors. No dividends to Series C preferred stockholders were issued or unpaid through December 31, 2018.

On December 4, 2008, the Company entered into and closed an Agreement (the “Bristol Agreement”) with Bristol Investment Fund, Ltd. pursuant to which Bristol agreed to cancel the debt payable by the Company to Bristol in the amount of approximately $20,000 in consideration of the Company issuing Bristol 25,000 shares of Series G Convertible Preferred Stock, which such shares carry a stated value equal to $1.00 per share (the “Series G Stock”).

The Series G Stock is convertible, at any time at the option of the holder, into common shares of the Company based on a conversion price equal to the lesser of $2.50 or 60% of the average of the three lowest trading prices occurring at any time during the 20 trading days preceding the conversion. The Series G Stock, as amended, shall have voting rights on an as converted basis multiplied by 100.

In the event of any liquidation or winding up of the Company, the holders of Series G Stock will be entitled to receive, in preference to holders of common stock, an amount equal to the stated value plus interest of 15% per year.

The Series G Stock restricts the ability of the holder to convert the Series G Stock and receive shares of the Company’s common stock such that the number of shares of the Company common stock held by Bristol and its affiliates after such conversion does not exceed 4.9% of the Company’s then issued and outstanding shares of common stock.

On October 13, 2009 the Company was informed by Theorem Group, LLC that it had purchased all of the outstanding Series G Preferred Stock and Theorem gave notice to the Company that it intended to exercise its ability to vote on all shareholder matters utilizing the super voting privileges provided by the Series G Stock.

Effective February 10, 2010, the Company issued 25,000 shares of its new Series H Convertible Preferred Stock (the “Series H Preferred”) to Theorem Group, LLC, a California limited liability company (the “Stockholder”), in exchange for the 25,000 shares of Series G Stock then owned by the Stockholder. The foregoing exchange was effected pursuant to that certain Exchange Agreement, dated February 10, 2010, between the Company and the Stockholder (the “Exchange Agreement”).

The Certificate of Designation of the Series H Preferred is based on, and substantially similar to the form and substance of the Certificate of Designation of the Series G Preferred. Some of the corrections, changes and differences between the Certificate of Designation of the Series G Preferred and the Certificate of Designation of the Series H Preferred include the following:

a.	As previously disclosed, the holder of the Series H Preferred is entitled to vote with the common stock, and is entitled to a number of votes equal to (i) the number of shares of common stock it can convert into (without any restrictions or limitations on such conversion), (ii) multiplied by 100.

b.	The holder of the Series H Preferred cannot convert such preferred stock into shares of common stock if the holder and its affiliates after such conversion would own more than 9.9% of the Company’s then issued and outstanding shares of common stock.

c.	The Series G Preferred contained a limitation that the holder of the Series G Preferred could not convert such preferred shares into more than 19.999% of the issued and outstanding shares of common stock without the approval of the stockholders if the rules of the principal market on which the common stock is traded would prohibit such a conversion. Since the rules of the Company’s principal market did not require such a limitation, that provision has been deleted.

In August 2017, the Company converted 25,000 Series H stock into 5,119,401 shares of common stock.

On November 8, 2010, the Company sold 1,666,667 shares of the Company’s Series I Preferred Stock, $.001 par value, at a price of $0.15 per share ($250,000).

The holder of the Series I Preferred Stock will be entitled to receive, out of funds legally available, dividends in cash at the annual rate of 8.0% of the Preference Amount ($0.15), when, as, and if declared by the Board. No dividends or other distributions shall be made with respect to any shares of junior stock until dividends in the same amount per share on the Series I Preferred Stock shall have been declared and paid or set apart during that fiscal year. Dividends on the Series I Preferred Stock shall not be cumulative and no right shall accrue to the Series I Preferred Stock by reason of the fact that the Company may fail to declare or pay dividends on the Series I Preferred Stock in the amount of the Dividend Rate per share or in any amount in any previous fiscal year of the Company, whether or not the earnings of the Company in that previous fiscal year were sufficient to pay such dividends in whole or in part.

Each share of Series I Preferred Stock shall entitle the holder thereof to such number of votes per share as shall equal the number of shares of Common Stock (rounded to the nearest whole number) into which such share of Series I Preferred Stock is then convertible.

Upon any liquidation of the Company, subject to the rights of any series of Preferred Stock that may from time to time come into existence, before any distribution or payment shall be made to the holders of any Junior Stock, the holders of the shares of Series I Preferred Stock then outstanding shall be entitled to receive and be paid out of the assets of the Company legally available for distribution to its stockholders liquidating distributions in cash or property at its fair market value as determined by the Board in the amount of $0.15 per share (as adjusted for any stock dividends, combinations or splits with respect to such shares).

Shares of Series I Preferred Stock may, at the option of the holder thereof, be converted at any time or from time to time into fully paid and non-assessable shares of Common Stock. The number of shares of Common Stock which a holder of shares of Series I Preferred Stock shall be entitled to receive upon conversion of such shares shall be the product obtained by multiplying the Conversion Rate by the number of shares of Series I Preferred Stock being converted. Initially, the Series I Preferred Stock is convertible into 6,667 shares of common stock.

In the event that the per-share Market Price of the Common Stock over a period of 20 consecutive trading days is equal to at least 130% of the initial conversion price (130% of $0.15), all outstanding shares of Series I Preferred Stock shall be converted automatically into the number of shares of Common Stock into which such shares of Series I Preferred Stock are then convertible without any further action by the holders of such shares and whether or not the certificates representing such shares of Series I Preferred Stock are surrendered to the Company or its transfer agent.

In August 2017, the Company converted 1,666,667 Series I shares of preferred stock into 208,333 shares of common stock.

On September 1, 2017, the Company authorized 2,000,000 shares of Series J Preferred Stock. Shares of Series J Preferred Stock will have the same voting rights as shares of common stock with each share of Series J Preferred Stock entitled to one vote at a meeting of the shareholders of the Corporation. Shares of Series J Preferred Stock will not be entitled to receive any dividends, unless and until specifically declared by our board of directors. The holders of the Series J Preferred Stock will participate, on an as-if-converted-to-common stock basis, in any dividends to the holders of common stock. Each share of the Series J Preferred Stock is convertible into one share of our common stock at any time at the option of the holder.

On September 1, 2017 the Company issued a total of 700,278 shares of Series J Preferred Stock in exchange for the cancellation of debt in the total amount of $840,000.

On September 1, 2017 the Company issued 5,046 shares of Series J Preferred Stock upon the exercise of warrants on a cashless basis.

On September 1, 2017 the Company also issued 600,000 shares of Series J Preferred Stock to one entity as payment for $720,000 of consulting services provided to the Company.

In December 2017, the Company converted 350,000 Series J shares of preferred stock into 350,000 shares of common stock.

Common Stock Warrants

Warrant transactions for the years ended December 31, 2018 and 2017 are as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding, December 31, 2016	15,550	135.00
Granted	486,351	15.00
Exercised	(501,901)	15.00
Expired	-	-
Outstanding, December 31, 2017	-	-
Granted	1,813,053	2.00
Exercised	-
Expired	-
Outstanding, December 31, 2018	1,813,053	2.00

Exercisable Warrants:
December 31, 2018	1,813,053	2.00
December 31, 2017	-	-

Stock Options

The Company reserved 1,333 shares of its common stock at December 31, 2014 for issuance under the 2014 Stock Incentive Plan (the “2014 Plan”). The 2014 Plan, approval by stockholders in May 2015, permits the Company to grant stock options to acquire shares of the Company's common stock, award stock bonuses of the Company's common stock, and grant stock appreciation rights. At December 31, 2018, 87 shares of common stock were available for grant and options to purchase 1,246 shares of common stock are outstanding under the 2014 Plan.

The following table summarizes stock option transactions for the years ended December 31, 2018 and 2017:

	Number of Options	Weighted-Average Exercise Price
Outstanding, December 31, 2016	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2017	1,246	1,320.00
Granted	-	-
Exercised	-	-
Expired	(133)	1,020.00
Outstanding, December 31, 2018	1,113	1,320.00

Exercisable Options:
December 31, 2018	1,113	1,320.00
December 31, 2017	1,246	1,428.00

The weighted-average fair value of options granted was approximately $1,469,000 and $1,770,000 for 2018 and 2017, respectively.

The following table summarizes information about all outstanding and exercisable stock options at December 31, 2018:

			Outstanding Options						Exercisable Options
	Range of Exercise Prices		Number of Options		Weighted-Average Remaining Contractual Life		Weighted-Average Exercise Price		Number of Options		Weighted-Average Exercise Price
$750.00 to $2,225.00		1,113		0.49		$1,320.00		1,113		$1,320.00